SHARE-BASED COMPENSATION (Schedule of Granted Stock Options to Acquire Common Stock) (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Stock Options
Balance, January 1 | shares	2,923,770	1,714,421	925,782
Granted | shares	3,725,845	2,076,785	879,412
Forfeited | shares	(1,237,635)	(867,436)	(90,773)
Expired | shares	(135,323)
Exercised | shares	(19,568)
Balance, December 31 | shares	5,257,089	2,923,770	1,714,421
Exercisable, December 31 | shares	1,214,023	584,585	663,853
Weighted Average Exercise Price
Balance, January 1 | $ / shares	$ 1.76	$ 3.60	$ 12.70
Granted | $ / shares	1.87	0.95	2.75
Forfeited | $ / shares	2.11	3.10	15.04
Expired | $ / shares	2.83
Exercised | $ / shares	0.73
Balance, December 31 | $ / shares	1.73	1.76	3.60
Exercisable, December 31 | $ / shares	$ 2.44	$ 3.49	$ 4.67